Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Intangible assets	€ 39	€ 90
Property, plant and equipment	2,505	3,438
Non-current assets	2,544	3,528
Social security and other taxes	396	395
Prepayments and other receivables	2,064	2,420
Cash and cash equivalents	48,099	59,200
Current assets	50,559	62,015
Total assets	53,103	65,543
Shareholders’ equity
Share capital	1,457	934
Share premium reserve	148,763	123,597
Reserves	8,513	4,338
Accumulated deficit	(119,370)	(75,733)
Equity attributable to owners of the Company	39,363	53,136
Non-controlling interests	(38)
Total equity	39,325	53,136
Liabilities
Borrowings	5,284	5,697
Non-current liabilities.	5,284	5,697
Borrowings	1,960
Trade payables	546	328
Social security and other taxes	1,019	312
Pension premiums		13
Deferred income	347
Other current liabilities	4,622	6,057
Current liabilities	8,494	6,710
Total liabilities	13,778	12,407
Total equity and liabilities	€ 53,103	€ 65,543